Note 13 - Retirement and Pension Plans - Net Periodic Pension Cost (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Service cost	¥ 769,172	¥ 737,290	¥ 648,944
Interest cost	59,946	43,988	67,525
Expected return on plan assets	(105,419)	(92,623)	(87,909)
Amortization of transition obligation			365
Amortization of actuarial loss (gain)	5,489	24,584	(2,971)
Net periodic pension cost	¥ 729,188	¥ 713,239	¥ 625,954